Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable	$5,333	$5,333
Less: Allowance for expected credit losses	(5,333)	(5,333)
Accounts receivable, net	$—	$—

As of December 31, 2025 and 2024, the accounts receivable remained outstanding assessed as uncollectible and a full allowance for expected credit losses had been recognized.

The movement of allowance for credit losses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$5,333	$7,777	$—
Addition during the year	—	1,493	7,766
Written off during the year	—	(3,951)	—
Effect of exchange rate differences	—	14	11
Balance at the end of the year	$5,333	$5,333	$7,777